VOYA INVESTORS TRUST

Voya Balanced Income Portfolio

VOYA PARTNERS, INC.

Voya International High Dividend Low Volatility Portfolio

VOYA VARIABLE PORTFOLIOS, INC.

Voya Global High Dividend Low Volatility Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Plus Portfolio

Voya Index Plus SmallCap Portfolio

(collectively, the “Voya Index Plus Portfolios”)

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated November 5, 2025 to the Portfolios’ current

Prospectuses (each a “Prospectus” and collectively, the “Prospectuses”)

each dated May 1, 2025

Effective October 31, 2025: (1) Justin Monminy, CFA was removed as a portfolio manager for the Portfolios; (2) Kai Yee Wong was added as a portfolio manager for Voya Balanced Income Portfolio; and (3)Russell Shtern, CFA and Steve Gao, PhD, CFA, FRM were added as portfolio managers for Voya Global High Dividend Low Volatility Portfolio, Voya International High Dividend Low Volatility Portfolio, and the Voya Index Plus Portfolios

I.Effective October 31, 2025, all references to Justin Montminy, CFA as a portfolio manager for the Portfolios are removed from the Prospectuses.

II.Effective October 31, 2025, the Prospectuses are revised as follows:

1.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Balanced Income Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Barbara Reinhard, CFA	Brian Timberlake, PhD, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/19)
Leigh Todd, CFA	Kai Yee Wong
Portfolio Manager (since 10/22)	Portfolio Manager (since 10/25)

2.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya International High Dividend Low Volatility Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Steve Gao, PhD, CFA, FRM	Russell Shtern, CFA
Portfolio Manager (since 10/25)	Portfolio Manager (since 10/25)

1

Kai Yee Wong

Portfolio Manager (since 05/19)

3.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Global High Dividend Low Volatility Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Steve Gao, PhD, CFA, FRM	Russell Shtern, CFA
Portfolio Manager (since 10/25)	Portfolio Manager (since 10/25)
Kai Yee Wong
Portfolio Manager (since 05/18)

4.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Index Plus LargeCap Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Steve Gao, PhD, CFA, FRM	Russell Shtern, CFA
Portfolio Manager (since 10/25)	Portfolio Manager (since 10/25)
Kai Yee Wong
Portfolio Manager (since 02/19)

5.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Index Plus MidCap Portfolio’s Summary Sections is deleted in its entirety and replaced with the following:

Portfolio Managers
Steve Gao, PhD, CFA, FRM	Russell Shtern, CFA
Portfolio Manager (since 10/25)	Portfolio Manager (since 10/25)
Kai Yee Wong
Portfolio Manager (since 05/16)

6.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Index Plus SmallCap Portfolio’s Summary Sections is deleted in its entirety and replaced with the following:

Portfolio Managers
Steve Gao, PhD, CFA, FRM	Russell Shtern, CFA
Portfolio Manager (since 10/25)	Portfolio Manager (since 10/25)
Kai Yee Wong
Portfolio Manager (since 05/16)

7.The table in the sub-section of the Prospectus for Voya Balanced Income Portfolio entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

2

Portfolio Manager	Investment Adviser or	Portfolio	Recent Professional
	Sub-Adviser		Experience
Kai Yee Wong	Voya IM	Voya Balanced Income	Ms. Wong, Portfolio
		Portfolio	Manager, joined Voya
		Voya U.S. Stock Index	IM in 2012 and is
		Portfolio	responsible for the
portfolio management of
the index, research
enhanced index, and
smart beta strategies.
Prior to that, she worked
as a senior equity
portfolio manager at
Northern Trust (2003-
2009) where she was
responsible for
managing various global
indices, including
developed, emerging,
real estate, Topix, and
socially responsible
benchmarks.

8.The table in the sub-section of the Prospectus for Voya International High Dividend Low Volatility Portfolio entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio Manager	Investment Adviser or	Portfolio	Recent Professional
	Sub-Adviser		Experience
Steve Gao, PhD, CFA,	Voya IM	Voya International	Mr. Gao, Portfolio
FRM		High Dividend Low	Manager, vice president
		Volatility Fund	and quantitative analyst
on the quantitative
equity team at Voya
Investment
Management. Prior to
joining Voya, Mr. Gao
was a research analyst
on the US equity
strategy team at
Barclays, with a focus
on quantitative analysis
of US equities. Prior to
that, Mr. Gao worked at
Macquarie as a
quantitative equity
researcher. While at
Macquarie, Mr. Gao
conducted in-depth,
factor-related research
3
for asset managers.
Russell Shtern, CFA	Voya IM	Voya International	Mr. Shtern, Portfolio
		High Dividend Low	Manager, joined Voya
		Volatility Fund	IM in 2022. Prior to
joining Voya IM, he
served as a senior
portfolio manager at
Franklin Templeton’s
Investment Solutions
group (2020-2022)
where he was
responsible for
managing smart beta and
active multi-factor
equity strategies. Prior to
that, Mr. Shtern was
head of equity portfolio
management and trading
and a member of the
global equity
management team for
QS Investors (a Legg
Mason affiliate), a
quantitative multi-asset
and equity manager
(2014-2020).

9.The table in the sub-section of the Prospectus for Voya Global High Dividend Low Volatility Portfolio and the Voya Index Plus Portfolios entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio Manager	Investment Adviser or	Portfolio	Recent Professional
	Sub-Adviser		Experience
Steve Gao, PhD, CFA,	Voya IM	Voya Global High	Mr. Gao, Portfolio
FRM		Dividend Low	Manager, vice president
		Volatility Portfolio	and quantitative analyst
		Voya Index Plus	on the quantitative
		LargeCap Portfolio	equity team at Voya
		Voya Index Plus	Investment
		MidCap Portfolio	Management. Prior to
		Voya Index Plus	joining Voya, Mr. Gao
		SmallCap Portfolio	was a research analyst
on the US equity
strategy team at
Barclays, with a focus
on quantitative analysis
of US equities. Prior to
that, Mr. Gao worked at
Macquarie as a
quantitative equity
4
researcher. While at
Macquarie, Mr. Gao
conducted in-depth,
factor-related research
for asset managers.
Russell Shtern, CFA	Voya IM	Voya Global High	Mr. Shtern, Portfolio
		Dividend Low	Manager, joined Voya
		Volatility Portfolio	IM in 2022. Prior to
joining Voya IM, he
served as a senior
portfolio manager at
Franklin Templeton’s
Investment Solutions
group (2020-2022)
where he was
responsible for
managing smart beta and
active multi-factor
equity strategies. Prior to
that, Mr. Shtern was
head of equity portfolio
management and trading
and a member of the
global equity
management team for
QS Investors (a Legg
Mason affiliate), a
quantitative multi-asset
and equity manager
(2014-2020).

PLEASE RETAIN THIS AMENDMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

Voya Balanced Income Portfolio

VOYA PARTNERS, INC.

Voya International High Dividend Low Volatility Portfolio

VOYA VARIABLE PORTFOLIOS, INC.

Voya Global High Dividend Low Volatility Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Plus Portfolio

Voya Index Plus SmallCap Portfolio

(collectively, the “Voya Index Plus Portfolios”)

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated November 5, 2025 to the Portfolios’ current

Statements of Additional Information (each, an “SAI” and, collectively, the “SAIs”)

each dated May 1, 2025

Effective October 31, 2025: (1) Justin Monminy, CFA was removed as a portfolio manager for the Portfolios; (2) Kai Yee Wong was added as a portfolio manager for Voya Balanced Income Portfolio; and (3)Russell Shtern, CFA and Steve Gao, PhD, CFA, FRM were added as portfolio managers for Voya Global High Dividend Low Volatility Portfolio, Voya International High Dividend Low Volatility Portfolio, and the Voya Index Plus Portfolio.

I.Effective October 31, 2025, all references to Justin Montminy, CFA as a portfolio manager for the Portfolios are removed from the SAIs.

II.Effective October 31, 2025, the SAIs are revised as follows:

Voya Balanced Income Portfolio

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled Investment		Other Accounts
Portfolio		Companies		Vehicles
		Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Kai Yee	Voya	34	$24,551,456,367	0	$0	3	$488,953,529
Wong5	Balanced
Income
Portfolio
Voya U.S.
Stock Index
Portfolio
5	As of August 31, 2025.

2.The line item with respect to Voya Balanced Income Portfolio in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” are deleted in their entirety and replaced with the following:

1

Portfolio	Portfolio Manager	Benchmark
Voya Balanced Income Portfolio	Barbara Reinhard, CFA; Brian	60% Bloomberg U.S. Aggregate
Timberlake, PhD, CFA; Leigh
Bond Index; 30% Russell 1000®
	Todd, CFA; and Kai Yee	Index; 10% MSCI EAFE® Index
Wong

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio Manager	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
	Sub-Adviser	Portfolio Manager	Shares Owned
Kai Yee Wong3	Voya IM	Voya Balanced Income	None
Portfolio
Voya U.S. Stock Index
Portfolio
3 As of August 31, 2025.

Voya International High Dividend Low Volatility Portfolio

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled Investment		Other Accounts
		Companies		Vehicles
		Number	Total Assets	Number	Total Assets	Number	Total Assets
Portfolio		of		of		of
Manager	Fund(s)	Accounts		Accounts		Accounts
Steve Gao,	Voya	0	$0	0	$0	0	$0
PhD, CFA,	International
FRM2	High Dividend
Low Volatility
Portfolio
Russell	Voya	2	$381,820,027	1	$1,533	8	$7,873,332
Shtern, CFA2	International
High Dividend
Low Volatility
Portfolio

2 As of August 31, 2025.

2. The line item with respect to Voya International High Dividend Low Volatility Portfolio in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya International High Dividend Low	Steve Gao, PhD, CFA, FRM and Russell	MSCI ACWI ex USA
Volatility Portfolio	Shtern, CFA and Kai Yee Wong	IndexSM

3. The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

2

Portfolio Manager	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
	Sub-Adviser	Portfolio Manager	Shares Owned
Steve Gao, PhD, CFA,	Voya IM	Voya International High	None
FRM1		Dividend Low Volatility
Portfolio

Russell Shtern, CFA1	Voya IM	Voya International High	None
Dividend Low Volatility
Portfolio

1 As of August 31, 2025.

Voya Global High Dividend Low Volatility Portfolio and the Voya Index Plus Portfolios

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled Investment		Other Accounts
		Companies		Vehicles
		Number	Total Assets	Number	Total Assets	Number	Total Assets
Portfolio		of		of		of
Manager	Fund(s)	Accounts		Accounts		Accounts
Steve Gao,	Voya Global	0	$0	0	$0	0	$0
PhD, CFA,	High Dividend
FRM2	Low Volatility
Portfolio
Voya Index Plus
LargeCap
Portfolio
Voya Index Plus
MidCap Portfolio
Voya Index Plus
SmallCap
Portfolio
Russell	Voya Global	2	$381,820,027	1	$1,533	8	$7,873,332
Shtern,	High Dividend
CFA2	Low Volatility
Portfolio
Voya Index Plus
LargeCap
Portfolio
Voya Index Plus
MidCap Portfolio
Voya Index Plus
SmallCap
Portfolio
Voya Small
Company
Portfolio

2 As of August 31, 2025.

2.The line items with respect to the Voya Global High Dividend Low Volatility Portfolio and the Voya Index Plus Portfolios in the table in the sub-section of the SAI entitled “Portfolio

3

Management – Compensation – Voya IM” are deleted in their entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Global High Dividend Low	Steve Gao, PhD, CFA, FRM	MSCI World Value IndexSM
Volatility Portfolio	and Russell Shtern, CFA and
Kai Yee Wong
Voya Index Plus LargeCap Portfolio	Steve Gao, PhD, CFA, FRM	S&P 500® Index
and Russell Shtern, CFA and
Kai Yee Wong
Voya Index Plus MidCap Portfolio	Steve Gao, PhD, CFA, FRM	S&P MidCap 400® Index
and Russell Shtern, CFA and
Kai Yee Wong
Voya Index Plus SmallCap Portfolio	Steve Gao, PhD, CFA, FRM	S&P SmallCap 600® Index
and Russell Shtern, CFA and
Kai Yee Wong

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio Manager	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
	Sub-Adviser	Portfolio Manager	Shares Owned
Steve Gao, PhD, CFA, FRM1	Voya IM	Voya Global High Dividend	None
Low Volatility Portfolio
		Voya Index Plus LargeCap	None
Portfolio
		Voya Index Plus MidCap	None
Portfolio
		Voya Index Plus SmallCap	None
Portfolio
Russell Shtern, CFA1		Voya Global High Dividend	None
Low Volatility Portfolio
		Voya Index Plus LargeCap	None
Portfolio
		Voya Index Plus MidCap	None
Portfolio
		Voya Index Plus SmallCap	None
Portfolio
1 As of August 31, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE